TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Summary of Trade Receivables

	December 31, 2024	December 31, 2023
	US$’000	US$’000
Trade receivables	6,287	100,041